Operating Lease	9 Months Ended
Sep. 30, 2021
Lessee Operating Lease [Abstract]
OPERATING LEASE

Note 14 - OPERATING LEASE

The Company occupies its facilities of AGM Beijing under operating leases since 2021. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

Upon adoption of ASC842, the right-of-use assets recognized at transaction was reduced by the carrying amount of the sublease liability in the total amount of $99,041 as a transition adjustment. As of September 30, 2021, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of $49,522 and $17,017, and the corresponding net operating lease right-of-use assets of $66,539.

Supplemental information related to operating leases for the nine months ended September 30, 2021:

For the Nine Months Ended September 30, 2021
Weighted-average remaining lease term of operating leases	1.2 years

Weighted-average discount rate of operating leases	5.22%

The following table summarizes the maturity of the operating lease liabilities as of September 30, 2021:

Operating Leases
Remainder of Year of 2021	$12,952
Year of 2022	56,126
Thereafter	-
Total lease payments	$69,078
Less: imputed interest	2,539
Present value of operating lease liabilities	66,539
Less: current obligation	49,522
Long-term obligation on September 30, 2021	$17,017